Seller's Earn-Out	12 Months Ended
Dec. 31, 2021
Business Combination, Description [Abstract]
Seller's Earn-Out
16. SELLER’S
EARN-OUT
The total fair value of the Seller’s
Earn-Out
is $42,900 as of the Closing Date, the date of initial measurement. The Seller’s
Earn-Out
is allocated
pro-rata
based on the number of shares Legacy AdTheorent equity holders have in the Company, the number of Exchanged Options and the number of Exchanged Units as of the date of Close. The allocation is subject to change if any unvested Exchanged option or Exchanged Unit holders as of Close forfeit their awards in the future. As of Close, after conversion at the applicable Exchange Ratio, there were 59,882,523 shares belonging to Legacy AdTheorent equity holders and 8,573,624 Exchanged Option and Exchanged Unit holders, of which 6,308,164 are vested Exchanged Options, eligible to the Seller’s
Earn-Out.
The estimated fair value of the Seller’s
Earn-Out
was determined using a Monte Carlo simulation valuation model using the most reliable information available. The Seller’s
Earn-Out
was subsequently revalued using the same valuation technique as of December 31, 2021, for the Seller’s
Earn-Out
equity holders and vested Exchanged Option holders as of Close, to fair value their respective portion of the award. Assumptions used in the valuation were as follows:

	As of December 31, 2021	Initial Measurement As of December 22, 2021
Stock price	$5.87	$9.66
Dividend yield	0.0%	0.0%
Volatility	67.9%	66.8%
Risk-free rate	0.96%	0.97%
Forecast period (in years)	2.98	3.00
Dividend yield
—The expected dividend assumption is based on the Company’s history and expectation of dividend payouts. The Company has not paid and does not intend to pay dividends.
V
olatility
—Due to the Company’s lack of company-specific historical or implied volatility, the expected volatility assumption was determined by examining the historical volatilities of a group of industry peers whose share prices are publicly available.
Risk-free rate—
The risk-free rate assumption is based on the U.S. Treasury instruments, the terms of which were consistent with the expected term of the Seller’s
Earn-Out.
Forecast period
—The forecast period represents the time until expiration of the Seller’s
Earn-Out.

Seller’s
Earn-Out
to equity holder and vested Exchanged Options as of Close:
The Seller’s
Earn-Out
is recorded on the Consolidated Balance Sheet as a
non-current
liability since the expected date of achievement based on the valuation model is over twelve months as of December 31, 2021. The following table presents activity for the Seller’s
Earn-Out
measured using the Monte Carlo model, described above, as at the Business Combination Close (“Initial Measurement”) and December 31, 2021:

Seller’s Earn-Out
December 22, 2021 (Initial Measurement)	$41,480
Change in fair value	(23,399)

Balance at December 31, 2021	$18,081

Seller’s
Earn-Out
to Exchanged Option and Exchanged Unit holders:
The Seller’s
Earn-out
to unvested Exchanged Option and Exchanged Unit holders as of the Closing Date was valued as of December 22, 2021, the grant date, and was approximately $889 and $531, respectively, which will be recorded as share-based compensation over the longer of the derived service period or service condition of the underlying unvested Exchanged Option and Exchanged Unit. The average unvested Exchanged Option and Exchanged Unit requisite service period as of the Business Combination was 0.71 years, respectively. For the year ended December 31, 2021, there was approximately $55 recorded in share-based compensation related to the Seller’s
Earn-Out
to Exchanged Option and Exchanged Unit holders, with approximately $1,365 of unrecognized compensation expense as December 31, 2021, which is expected to be recognized over the remaining average requisite service period of 0.69 years.